Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2029
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 848,929,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,237.09
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $850,000,000 aggregate principal amount of notes by Equinix, Inc., with a maximum aggregate offering price of $848,929,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2031
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 846,838,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 116,948.33
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $850,000,000 aggregate principal amount of notes by Equinix Europe 2 Financing Corporation LLC, with a maximum aggregate offering price of $846,838,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2033
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 645,547,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,150.11
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $650,000,000 aggregate principal amount of notes by Equinix, Inc., with a maximum aggregate offering price of $645,547,500.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 646,815,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,325.15
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $650,000,000 aggregate principal amount of notes by Equinix, Inc., with a maximum aggregate offering price of $646,815,000.